Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2022 and December 31, 2021:

	June 30, 2022		December 31, 2021
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate swaps	$200,000	$106	$—	$—
Interest rate caps	1,292,000	46,779	2,703,500	14,203
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$1,347,000	$13,278	$—	$—
Interest rate caps	675,000	36,136	475,000	2,706
Total derivative assets		$96,299		$16,909

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	June 30, 2022		December 31, 2021
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as cash flow hedges:
Interest rate swaps	$—	$—	$500,000	$6,627
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$924,000	$1,325	$2,616,000	$64,570
Total derivative liabilities		$1,325		$71,197

(a)The notional amount is excluded for caps and swaps which are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$25,774	$17,656	$76,524	$39,943
Interest rate caps	5,753	(323)	15,148	1,142
Derivative premium and amortization	1,174	861	2,341	1,626
Income tax effect	(4,088)	(2,274)	(11,752)	(5,339)
Net gain on derivatives, net of tax	$28,613	$15,920	$82,261	$37,372

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$3,239	$(62)	$39,309	$9,689
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(10,781)	(16,513)	(30,072)	(37,810)
(Loss) gain recognized in interest expense	$(7,542)	$(16,575)	$9,237	$(28,121)